Leases	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Leases
Leases
Lease expense for the nine months ended September 30, 2019, amounted to $102,385. The weighted average remaining lease term of the Company’s operating leases was 22.8 years as of September 30, 2019. Lease payments included in operating cash flows totaled $121,788 for the nine months ended September 30, 2019.
The table below summarizes the Company’s lease obligations and remaining payments at September 30, 2019:

				September 30, 2019		January 1, 2019
	Lease Type	End Date	Remaining Years	Remaining Payments	Lease Liability	Remaining Payments	Lease Liability
Maynard Office Lease	Operating	Mar 2023	3.5	$231,568	$198,758	$278,414	$234,685
Panama Farm Lease	Operating	Apr 2019	0	—	—	60,000	59,013
Indiana Auto Lease	Operating	Feb 2021	1.4	7,210	6,656	10,842	9,897
Indiana Well Lease	Operating	Dec 2048	29.3	706,110	224,640	717,420	228,844
Total leases				$944,888	$430,054	$1,066,676	$532,439
Less: current portion				(84,453)	(61,315)	(142,780)	(117,345)
Long-term leases				$860,435	$368,739	$923,896	$415,094

Remaining payments under leases are as follows at September 30, 2019:

Year	Office	Auto	Well	Amount
2019	$16,011	$1,211	$3,770	$20,992
2020	64,637	4,842	15,532	85,011
2021	66,416	1,157	15,998	83,571
2022	67,602	—	16,478	84,080
2023	16,902	—	16,972	33,874
Thereafter	—	—	637,360	637,360
Total Lease Payments	$231,568	$7,210	$706,110	$944,888